Consolidated Statements of Changes in Equity (Deficit) $ in Thousands, $ in Thousands	USD ($)	MXN ($)	Increase in Certificates of Contribution "A" [member] MXN ($)	Cumulative currency translation effect [member] MXN ($)	Actuarial (losses) gains on employee benefits effect [member] MXN ($)	Certificates of Contribution "A" [member] USD ($)	Certificates of Contribution "A" [member] MXN ($)	Certificates of Contribution "A" [member] Increase in Certificates of Contribution "A" [member] MXN ($)	Mexican Government contributions [member] USD ($)	Mexican Government contributions [member] MXN ($)	Legal reserve [member] USD ($)	Legal reserve [member] MXN ($)	Accumulated other comprehensive income (loss) [member] Cumulative currency translation effect [member] USD ($)	Accumulated other comprehensive income (loss) [member] Cumulative currency translation effect [member] MXN ($)	Accumulated other comprehensive income (loss) [member] Actuarial (losses) gains on employee benefits effect [member] USD ($)	Accumulated other comprehensive income (loss) [member] Actuarial (losses) gains on employee benefits effect [member] MXN ($)	Accumulated deficit [member] USD ($)	Accumulated deficit [member] MXN ($)	Equity attributable to owners of parent [member] USD ($)	Equity attributable to owners of parent [member] MXN ($)	Equity attributable to owners of parent [member] Increase in Certificates of Contribution "A" [member] MXN ($)	Non-controlling interests [member] USD ($)	Non-controlling interests [member] MXN ($)
Beginning balance (From prior years [member]) at Dec. 31, 2019																		$ (1,933,106,785)
Beginning balance at Dec. 31, 2019		$ (1,931,409,302)		$ 43,229,070	$ (283,307,660)		$ 478,675,447			$ 43,730,591		$ 1,002,130						(281,490,302)		$ (1,931,267,509)			$ (141,793)
Statement [line items]
Transfer to accumulated deficit | From prior years [member]																		(281,490,302)
Transfer to accumulated deficit																		281,490,302
Increase in Certificates of Contribution "A"			$ 46,256,000					$ 46,256,000													$ 46,256,000
Non-controlling divestment		783,749																					783,749
Total comprehensive income (loss)		(520,357,477)												$ 7,972,187		$ (19,178,587)		(508,878,813)		(520,085,213)			(272,264)
Ending Balance (From prior years [member]) at Dec. 31, 2020																		(2,214,597,087)
Ending Balance at Dec. 31, 2020		(2,404,727,030)					524,931,447			43,730,591		1,002,130		51,201,257		(302,486,247)		(508,878,813)		(2,405,096,722)			369,692
Statement [line items]
Transfer to accumulated deficit | From prior years [member]																		(508,878,813)
Transfer to accumulated deficit																		508,878,813
Increase in Certificates of Contribution "A"			$ 316,354,129					$ 316,354,129													$ 316,354,129
Total comprehensive income (loss)	$ (3,965,695)	(81,627,882)												7,744,468		205,401,008		(294,532,168)		(81,386,692)			(241,190)
Ending Balance (From prior years [member]) at Dec. 31, 2021																	$ (132,313,547)	(2,723,475,900)
Ending Balance at Dec. 31, 2021	$ (105,424,285)	$ (2,170,000,783)				$ 40,871,843	$ 841,285,576		$ 2,124,546	$ 43,730,591	$ 48,686	$ 1,002,130	$ 2,863,737	$ 58,945,725	$ (4,716,654)	$ (97,085,239)	$ (14,309,139)	$ (294,532,168)	$ (105,430,528)	$ (2,170,129,285)		$ 6,243	$ 128,502